Warrant Liability - Schedule of Fair Value of Warrants on Various Dates Calculated Using a Black-Scholes Option Pricing Model with Assumptions (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2022 yr $ / shares	Jun. 30, 2022 yr $ / shares	Jun. 30, 2021 yr	Dec. 31, 2021 yr $ / shares	Dec. 31, 2021 yr $ / shares
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Remaining life until expiry | yr	6.8	6.8	6.5
Volatility	115.80%	115.80%	115.50%
Risk-free interest rate	2.85%	2.85%	0.99%
Black Scholes Option Pricing Model
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Underlying common share fair value (in US$)	$ 0.51			$ 1.09
Remaining life until expiry | yr	3.3	3.3		3.8	3.8
Volatility	55.00%	55.00%		56.00%	56.00%
Risk-free interest rate	3.05%	3.05%		1.13%	1.13%
Fair value of a warrant calculated using a Black-Sholes pricing model (in US$)	$ 0.01			$ 0.08
Fair value of exercise price adjustment mechanism (in US$)	$ 0.05			$ 0.16
Illiquidity discount	24.00%	24.00%		28.00%	28.00%
Fair value of a warrant | (per share)	$ 0.04	$ 1.03		$ 0.18	$ 0.22